Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 145.2%(a)
AEROSPACE & DEFENSE - 12.0%
Bleriot US Bidco Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.00% Floor), 4.13%, 10/30/26(c)	8,294,090	8,310,678
Dynasty Acquisition Co., Inc.
First Lien Term Loan, (3M LIBOR + 3.50%, 0.00% Floor), 3.63%, 04/06/26(c)	1,740,739	1,706,333
First Lien Term Loan B, (3M LIBOR + 3.50%, 0.00% Floor), 3.63%, 04/06/26(c)	3,237,774	3,173,779
Guidehouse, LLP
First Lien Term Loan, (1M LIBOR + 4.00%, 0.00% Floor), 4.08%, 05/01/25(c)	4,121,997	4,134,899
MRO Holdings, Inc.
First Lien Term Loan B, (3M LIBOR + 5.00%, 0.00% Floor), 5.13%, 06/04/26(c)	4,195,635	4,205,263
Pae Holding Corporation
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 10/19/27(c)	1,750,820	1,751,258
Peraton Corporation
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28(c)	7,762,969	7,781,174
		31,063,384
AUTOMOTIVE - 2.8%
Truck Hero, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28(c)	7,138,863	7,132,902

BANKING, FINANCE, INSURANCE & REAL ESTATE - 8.2%
Apex Group Treasury, LLC (Ireland)
First Lien Term Loan, (3M LIBOR + 3.75%, 0.50% Floor), 4.25%, 07/27/28(c)(e)	4,483,872	4,489,477
Asurion, LLC
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 5.33%, 01/31/28(c)	5,250,000	5,241,259
Second Lien Term Loan B4, (1M LIBOR + 5.25%, 0.00% Floor), 5.33%, 01/20/29(c)	1,889,831	1,883,453
The Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/07/28(c)	5,275,453	5,271,338
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 6.83%, 07/20/26(b)(c)	2,796,223	2,821,557
Washington Prime Group, LP
First Lien Term Loan, (LIBOR + 5.00%, 0.75% Floor), 5.75%, 06/11/25(b)(c)	1,500,000	1,530,000
		21,237,084
BEVERAGE, FOOD & TOBACCO - 1.4%
IRB Holding Corporation
First Lien Term Loan B, (3M LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27(c)	3,722,509	3,732,690

CAPITAL EQUIPMENT - 4.2%
Engineered Machinery Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/19/28(c)	3,052,632	3,054,540
Pro Mach Group, Inc.
First Lien Term Loan B, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/31/28(c)	2,346,369	2,359,778
Safe Fleet Holdings, LLC
First Lien Term Loan, (3M LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/03/25(c)	4,005,654	3,984,364
Second Lien Term Loan, (3M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26(c)	1,403,846	1,388,642
		10,787,324
CHEMICALS, PLASTICS, & RUBBER - 5.5%
Archroma Finance SARL (Luxembourg)
First Lien Term Loan B2, (1M LIBOR + 4.25%, 0.00% Floor), 4.33%, 08/12/24(c)(e)	3,925,320	3,905,694
Geon Performance Solutions, LLC
First Lien Term Loan B, (3M LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/18/28(c)	2,488,189	2,509,177
LSF11 A5 HoldCo, LLC
First Lien Term Loan B, (LIBOR + 3.75%, 0.50% Floor), 4.25%, 09/30/28(b)(c)	3,168,536	3,176,458
Olympus Water US Holding Corporation
First Lien Term Loan, (LIBOR + 4.00%, 0.50% Floor), 4.50%, 09/21/28(b)(c)	1,378,882	1,378,737
Polar US Borrower, LLC
First Lien Term Loan, (Variable + 4.74%, 0.00% Floor), 4.88%, 10/15/25(c)	1,832,734	1,832,734
W.R. Grace Holdings, LLC
First Lien Term Loan B, (LIBOR + 3.75%, 0.50% Floor), 4.25%, 09/22/28(b)(c)	1,450,236	1,457,262
		14,260,062

See accompanying Notes to Schedule of Investments

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
CONSTRUCTION & BUILDING - 4.0%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24(c)	7,092,294	6,585,478
Illuminate Merger Sub Corp.
First Lien Term Loan B, (3M LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/21/28(c)	3,829,787	3,832,985
		10,418,463
CONSUMER GOODS: DURABLE - 1.4%
Mattress Firm, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/25/28(b)(c)	2,328,358	2,328,370
TGP Holdings III LLC
First Lien Term Loan, (3M LIBOR + 3.50%, 0.75% Floor), 4.25%, 06/29/28(c)	1,323,852	1,325,514
		3,653,884
CONSUMER GOODS: NON-DURABLE - 1.0%
Knowlton Development Corporation (Canada)
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 3.84%, 12/22/25(c)(e)	2,577,422	2,571,778

CONTAINERS, PACKAGING & GLASS - 6.4%
Anchor Glass Container Corp.
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/07/23(b)(c)	3,370,738	3,124,000
Berlin Packaging LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.50% Floor), 4.25%, 03/11/28(c)	3,000,000	3,000,315
MAR Bidco SARL (Luxembourg)
First Lien Term Loan, (3M LIBOR + 4.25%, 0.50% Floor), 4.75%, 07/07/28(c)(e)	2,933,411	2,933,411
Pretium PKG Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/05/27(c)	2,293,343	2,297,104
Trident TPI Holdings, Inc.
First Lien Term Loan B3, (3M LIBOR + 4.00%, 0.50% Floor), 4.50%, 09/15/28(b)(c)	5,327,640	5,343,170
		16,698,000
ENVIRONMENTAL INDUSTRIES - 1.7%
Dispatch Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/27/28(c)	2,992,500	2,999,054
Trugreen Limited Partnership
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27(c)	1,472,200	1,475,262
		4,474,316
FOREST PRODUCTS & PAPER - 1.1%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/04/28(b)(c)(e)	2,697,274	2,706,269

HEALTHCARE & PHARMACEUTICALS - 13.9%
CCRR Parent, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/06/28(c)	2,390,052	2,399,014
CHG Healthcare Services, Inc.
First Lien Term Loan, (3M LIBOR + 3.50%, 0.50% Floor), 4.00%, 09/29/28(b)(c)	1,980,862	1,986,171
Curia Global, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/30/26(b)(c)	1,478,396	1,481,626
Endo Luxembourg Finance Company I SARL
First Lien Term Loan, (3M LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28(b)(c)	5,223,489	5,120,116
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27(c)	8,673,114	8,705,639
Loire Finco Luxembourg SARL (United Kingdom)
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/27(c)(e)	1,990,013	1,985,037
Maravai Intermediate Holdings LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/27(c)	2,917,461	2,929,320
Medline Borrower, LP
First Lien Term Loan B, (LIBOR + 3.25%, 0.50% Floor), 3.75%, 09/30/28(b)(c)	3,411,162	3,405,824
MPH Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.50% Floor), 4.75%, 09/01/28(c)	1,745,142	1,727,699
Phoenix Newco, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 0.50% Floor), 4.00%, 08/10/28(b)(c)	2,425,898	2,429,318
Sunshine Luxembourg VII SARL (Luxembourg)
First Lien Term Loan B3, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 10/01/26(c)(e)	2,867,941	2,879,241
Women's Care Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 01/15/28(c)	1,099,846	1,100,879
		36,149,884

See accompanying Notes to Schedule of Investments

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
HIGH TECH INDUSTRIES - 13.0%
Atlas CC Acquisition Corp.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28(c)	3,231,853	3,248,238
First Lien Term Loan C, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28(c)	657,326	660,659
DCert Buyer, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 0.00% Floor), 4.08%, 10/16/26(c)	4,477,273	4,483,496
Second Lien Term Loan, (1M LIBOR + 7.00%, 0.00% Floor), 7.08%, 02/19/29(c)	2,293,025	2,319,532
Flexera Software LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/03/28(c)	5,981,035	5,994,582
Greeneden U.S. Holdings II, LLC
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27(c)	2,226,696	2,236,839
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/12/26(c)	4,692,929	4,707,594
Ivanti Software, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/01/27(c)	5,891,559	5,918,719
Riverbed Technology, Inc.
First Lien Term Loan, (3M LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/31/25(c)	1,030,899	927,809
Second Lien Term Loan, (4.50% PIK), (3M LIBOR + 11.00%, 1.00% Floor), 0.00%, 12/31/26(c)(d)(f)(j)	2,347,217	1,062,116
Sovos Compliance, LLC
First Lien Term Loan, (3M LIBOR + 4.50%, 0.50% Floor), 5.00%, 08/11/28(c)	2,131,849	2,146,953
		33,706,537
HOTEL, GAMING & LEISURE - 3.4%
Caesars Resort Collection, LLC
First Lien Term Loan B1, (1M LIBOR + 3.50%, 0.00% Floor), 3.58%, 07/21/25(c)	4,308,846	4,317,507
The Enterprise Development Authority
First Lien Term Loan, (1M LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/28/28(c)	2,120,846	2,128,746
Varsity Brands Holding Co., Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/16/24(b)(c)	2,493,530	2,450,280
		8,896,533
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 5.1%
Advantage Sales & Marketing Inc.
First Lien Term Loan, (2M LIBOR + 5.25%, 0.75% Floor), 6.00%, 10/28/27(c)	4,922,321	4,953,972
F & W Media, Inc.
First Lien Term Loan B1, (LIBOR + 6.50%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	347,024	–
First Lien Term Loan B2, (LIBOR + 10.00%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	1,076,345	–
Gannett Holdings, LLC
First Lien Term Loan B, (6M LIBOR + 7.00%, 0.75% Floor), 7.75%, 02/09/26(b)(c)	2,306,840	2,327,037
McGraw-Hill Education, Inc.
First Lien Term Loan, (1M LIBOR + 4.75%, 0.50% Floor), 5.25%, 07/28/28(c)	5,974,026	5,999,625
		13,280,634
MEDIA: BROADCASTING & SUBSCRIPTION - 6.3%
Anuvu Holdings 2 LLC
First Lien Delayed Draw Term Loan, (3M LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/25/23(c)(d)	71,216	69,435
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 03/24/25(c)	2,479,047	2,489,384
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 9.25%, 03/23/26(c)(f)	1,907,242	1,766,583
Gridiron Fiber Corp.
First Lien Term Loan B, (LIBOR + 4.50%, 0.75% Floor), 5.25%, 08/23/28(b)(c)	3,500,000	3,410,330
Univision Communications, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 03/15/24(b)(c)	3,400,000	3,401,887
WideOpenWest Finance, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/23(c)	1,983,885	1,987,605
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 2.84%, 05/18/25(c)	3,331,543	3,273,541
		16,398,765
METALS & MINING - 0.9%
Time Manufacturing Acquisition, LLC
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/03/23(c)(d)	2,207,647	2,215,926

See accompanying Notes to Schedule of Investments

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
RETAIL - 5.3%
At Home Group, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 0.50% Floor), 4.75%, 07/24/28(c)	1,845,433	1,851,200
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22(d)(g)(h)(j)	196,013	27,442
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	868,743	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	1,063,663	–
First Lien Vendor Term Loan, 0.00%, 05/15/20(d)(g)(h)(j)	35,263	4,937
Empire Today, LLC
First Lien Term Loan, (1M LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/24/28(b)(c)	2,963,258	2,947,212
Petco Health and Wellness Company, Inc.
First Lien Term Loan, (3M LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/03/28(c)	4,006,127	4,010,053
PetSmart, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(c)	4,798,785	4,815,917
		13,656,761
SERVICES: BUSINESS - 18.4%
Allied Universal Holdco LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28(c)	7,066,041	7,080,067
CareStream Health, Inc.
Second Lien Term Loan, (8.00% PIK), (3M LIBOR + 12.50%, 1.00% Floor), 13.50%, 08/08/23(c)(f)	2,478,865	2,439,625
Deerfield Dakota Holding, LLC
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27(c)	4,345,408	4,363,398
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23(c)	9,140,340	9,051,816
Electro Rent Corp.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/31/24(c)	2,803,430	2,813,943
Endure Digital, Inc.
First Lien Term Loan B, (6M LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/10/28(c)	3,733,683	3,719,215
Ensemble RCM, LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.00% Floor), 3.88%, 08/03/26(c)	4,356,895	4,370,118
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27(c)	1,131,815	1,138,714
Garda World Security Corporation (Canada)
First Lien Term Loan B2, (1M LIBOR + 4.25%, 0.00% Floor), 4.34%, 10/30/26(c)(e)	5,417,206	5,432,781
Polaris Newco, LLC
First Lien Term Loan B, (6M LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28(c)	3,704,412	3,716,766
Solera, LLC
Second Lien Term Loan, (6M LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/04/29(c)	3,510,563	3,589,551
		47,715,994
SERVICES: CONSUMER - 1.9%
2U, Inc.
First Lien Term Loan, (6M LIBOR + 5.75%, 0.75% Floor), 6.50%, 12/30/24(c)	2,443,875	2,486,643
USS Ultimate Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/25/24(c)	2,510,379	2,522,253
		5,008,896
TELECOMMUNICATIONS - 13.4%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 3.58%, 07/23/25(c)	3,751,711	3,712,619
Frontier Communications Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28(c)	2,244,278	2,246,377
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien DIP Term Loan, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 07/13/22(c)(e)	3,595,469	3,626,929
First Lien Term Loan, (Prime + 5.50%, 2.00% Floor), 8.75%, 01/02/24(c)(e)(g)	5,444,878	5,548,684
First Lien Term Loan B, (Prime + 4.75%, 2.00% Floor), 8.00%, 11/27/23(c)(e)(g)	1,188,001	1,205,821
First Lien Term Loan B5, 8.63%, 01/02/24(e)(g)(h)	4,984,426	5,077,884
Orbcomm, Inc.
First Lien Term Loan, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28(c)	3,125,000	3,127,594
Radiate Holdco, LLC
First Lien Term Loan, (1M LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/25/26(c)	2,906,714	2,907,557
U.S. TelePacific Corp.
First Lien Term Loan B, (6M LIBOR + 5.50%, 1.00% Floor), 6.50%, 05/02/23(b)(c)	5,765,795	4,807,232
Zacapa SARL (Luxembourg)
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.00% Floor), 4.63%, 07/02/25(c)(e)	2,415,089	2,431,693
		34,692,390

See accompanying Notes to Schedule of Investments

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)
Senior Loans(a) (continued)
TRANSPORTATION: CONSUMER - 8.3%
American Airlines, Inc.
First Lien Term Loan B, (1M LIBOR + 2.00%, 0.00% Floor), 2.08%, 12/15/23(b)(c)	3,000,000	2,942,505
First Student Bidco, Inc.
First Lien Term Loan B, (3M LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28(b)(c)	2,913,929	2,901,545
First Lien Term Loan C, (3M LIBOR + 3.00%, 0.50% Floor), 3.50%, 07/21/28(b)(c)	1,075,611	1,071,040
The Hertz Corporation
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/30/28(c)	3,239,626	3,246,219
First Lien Term Loan C, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/30/28(c)	612,075	613,321
Travel Leaders Group, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.08%, 01/25/24(c)	3,987,084	3,742,875
United Airlines, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28(c)	7,017,271	7,081,479
		21,598,984
UTILITIES: ELECTRIC - 2.3%
PG&E Corporation
First Lien Term Loan, (3M LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25(c)	6,057,051	5,969,042

WHOLESALE - 3.3%
LBM Acquisition, LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27(b)(c)	7,065,567	7,009,643
First Lien Term Loan B2, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27(b)(c)	1,477,268	1,465,575
		8,475,218
Total Senior Loans
(Cost $379,540,419)		376,501,720

Corporate Notes and Bonds - 2.1%
AEROSPACE & DEFENSE - 0.4%
Transdigm, Inc.
8.00%, 12/15/25(h)(i)	1,068,000	1,140,090

ENERGY: OIL & GAS - 0.9%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	1,200,000	1,113,978
10.50%, 05/15/27(h)(i)	1,187,000	1,182,929
		2,296,907
METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19(d)(g)(j)	18,879	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	639,000	–
		–
TELECOMMUNICATIONS - 0.8%
Frontier Communications Holdings, LLC
5.00%, 05/01/28(h)(i)	2,000,000	2,102,500
Total Corporate Notes and Bonds
(Cost $5,261,996)		5,539,497

Common Stocks - 4.1%	Quantity	Value ($)
AUTOMOTIVE - 0.0%
APC Parent, Inc.(d)(j)	241,972	114,670

BANKING, FINANCE, INSURANCE & REAL ESTATE - 2.9%
Medical Card System, Inc.(d)	991,230	7,467,716

ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.(d)(j)	28,252	–

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	25,463
F & W Media, Inc.(d)(j)	9,511	–
		25,463
MEDIA: BROADCASTING & SUBSCRIPTION - 0.9%
Anuvu Corp.(d)(j)	108,418	2,218,232

See accompanying Notes to Schedule of Investments

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)

	Quantity	Value ($)
Common Stocks (continued)
RETAIL - 0.0%
Charming Charlie, LLC(d)(j)	8,890,519	–

SERVICES: BUSINESS - 0.3%
Skillsoft Corp.(j)	58,964	689,289
Total Common Stocks
(Cost $2,921,167)		10,515,370

Preferred Stocks - 0.4%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%
Watford Holdings, Ltd. (Bermuda)
(LIBOR + 6.68%, 1.00% Floor), 7.68%(d)(e)	37,863	946,575

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc., (14.50% PIK)(d)(f)(h)	3,126	156,434
Total Preferred Stocks
(Cost $1,098,068)		1,103,009

Warrants - 0.0%
SERVICES: BUSINESS - 0.0%
CareStream Health, Inc.(d)(j)	47	–
Total Warrants
(Cost $0)		–

Total Investments - 151.8%
(Cost of $388,821,650)		393,659,596
Other Assets & Liabilities, Net - (1.7)%		(4,508,610)
Loan Outstanding - (50.1)% (k)(l)		(129,872,088)
Net Assets (Applicable to Common Shares) - 100.0%		259,278,898

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2021. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2021, the 1, 2, 3 and 6 month LIBOR rates were 0.08%, 0.11%, 0.13% and 0.16%, respectively, and the Prime lending rate was 3.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2021, these securities amounted to $5,539,497, or 2.1% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $130,000,000 less unamortized deferred financing costs of $127,912.

See accompanying Notes to Schedule of Investments

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments
September 30, 2021 (unaudited)

Security Valuation
Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at September 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2021 is as follows:

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments (continued)
September 30, 2021 (unaudited)

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$10,325,355	$10,325,355	$-	$-
Senior Loans	376,501,720	-	373,121,864	3,379,856
Corporate Notes and Bonds	5,539,497	-	5,539,497	-
Common Stocks	10,515,370	689,289	-	9,826,081
Preferred Stocks	1,103,009	-	-	1,103,009
Warrants	-	-	-	-
Unrealized appreciation on Unfunded Loan Commitments	24,714	-	24,714	-
Total Assets	$404,009,665	$11,014,644	$378,686,075	$14,308,946
Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(1,037)	-	-	(1,037)
Total Liabilities	(1,037)	-	-	(1,037)
	$404,008,628	$11,014,644	$378,686,075	$14,307,909

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2021 through September 30, 2021:

Apollo Senior Floating Rate Fund Inc.
	Total	Senior Loans	Common Stocks	Preferred Stocks	Warrants	Unfunded Loan Commitments
Total Fair Value, beginning of period	$19,227,669	$13,735,856	$5,318,468	$136,991	$36,354	$-
Purchases, including capitalized PIK	4,821,435	2,517,552	2,303,883	-	-	-
Sales/Paydowns	(13,546,493)	(11,552,078)	(1,994,415)	-	-	-
Accretion/(amortization) of discounts/(premiums)	27,202	27,202	-	-	-	-
Net realized gain/(loss)	(3,300,227)	(2,022,577)	(1,226,624)	-	(51,026)	-
Change in net unrealized appreciation/(depreciation)	7,509,257	2,051,410	5,424,769	19,443	14,672	(1,037)
Transfers into Level 3	2,008,691	1,062,116	-	946,575	-	-
Transfers out of Level 3	(2,439,625)	(2,439,625)	-	-	-	-
Total Fair Value, end of period	$14,307,909	$3,379,856	$9,826,081	$1,103,009	$-	$(1,037)

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2021 was $3,853,677.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments (continued)
September 30, 2021 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2021:
Assets/Liabilities	Fair Value at September 30, 2021	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$2,215,926	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	32,379	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	69,435	Discounted Cash Flow (c)	Discount Rate (c)	9.30% - 10.30%	9.80%

	1,062,116	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	8.0x - 9.0x	8.5x

Corporate Notes and Bonds	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Common Stocks	25,463	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	7.0x	7.0x

	-	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	7,467,716	Guideline Public Company (d) Transaction Approach (e)	TEV | EBITDA Multiple (d) Term Sheet (e)	6.5x N/A	6.5x N/A

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	114,670	Recoverability (b)	Estimated Proceeds (b)	$0.47	$0.47

	2,218,232	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	5.25x - 5.75x	5.5x

Preferred Stocks	156,434	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	7.0x	7.0x

	946,575	Discounted Cash Flow (c)	Discount Rate (c)	8.32% - 8.82%	8.57%

Warrants	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Unfunded Loan Commitments	(1,037)	Discounted Cash Flow (c)	Discount Rate (c)	9.30% - 10.30%	9.80%

	-	Transaction Approach (f)	Cost (f)	N/A	N/A

Total Fair Value	$14,307,909

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable input used in the valuation model was estimated proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(e)
The Fund utilized a transaction approach to fair value this security. The significant unobservable input used in the valuation model was a term sheet. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(f)	The Fund utilized a recent transaction, specifically purchase price, to fair value this security.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments (continued)
September 30, 2021 (unaudited)

General Commitments and Contingencies
As of September 30, 2021, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
II-VI Incorporated Backstop Term Loan	$1,725,648
II-VI Incorporated Bridge Term Loan	682,233
Anuvu Holdings 2, LLC Delayed Draw Term Loan	122,790
Electron BidCo Inc. Backstop Term Loan 1L*	1,900,000
Gray Television, Inc. Bridge Term Loan 1L*	800,000
Intelsat Jackson Holdings S.A. DIP Term Loan	719,094
LBM Acquisition, LLC Delayed Draw Term Loan B2**	740,490
Pro Mach Group, Inc. Delayed Draw Term Loan**	380,904
Sovos Compliance, LLC Delayed Draw Term Loan	368,151
TPG Holdings III, LLC Delayed Draw Term Loan*	174,559
Trident TPI Holdings, Inc. Delayed Draw Term Loan **	755,694
Total unfunded loan commitments	$8,369,563

*Subsequent to September 30, 2021, the outstanding loan commitment was terminated.
**Subsequent to September 30, 2021, all or a portion of the outstanding commitment was funded.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.